Condensed Financial Information of the Company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of balance sheet
	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	66,345	14,507	2,276
Short term investments	35,303	34,705	5,446
Other receivables and amounts due from subsidiaries and affiliates	651,533	635,953	99,795
Total current assets	753,181	685,165	107,517
Non-current assets:
Investment in subsidiaries	3,111,767	3,328,864	522,371
Investment in an affiliate	9,586	6,378	1,001
Total assets	3,874,534	4,020,407	630,889

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Other payables and accrued expenses and amounts due to subsidiaries	2,040,975	2,182,522	342,485
Total liabilities	2,040,975	2,182,522	342,485
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued 1,073,891,784 and 1,073,891,784 shares, of which 1,073,891,784 and 1,073,891,784 shares were outstanding as of December 31, 2020 and 2021, respectively)	8,089	8,089	1,269
Retained earnings	1,860,465	1,868,936	293,277
Accumulated other comprehensive loss	(34,995)	(39,140)	(6,142)
Total equity	1,833,559	1,837,885	288,404
Total liabilities and shareholders’ equity	3,874,534	4,020,407	630,889

Schedule of statements of income and comprehensive income
	Year Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
General and administrative expenses	(6,480)	(4,204)	(331)	(51)
Selling expenses	(281)	281	—	—
Interest income	1,767	1,044	2	—
Equity in earnings of subsidiaries and an affiliate	193,926	271,133	251,318	39,437
Net Income attributable to the Company’s shareholders	188,932	268,254	250,989	39,386
Other comprehensive (loss) income:
Foreign currency translation adjustments	10,178	9,639	(9,116)	(1,430)
Unrealized net gains on available-for-sale investments	17,231	23,811	6,252	981
Share of other comprehensive gain (loss) of affiliates	452	(3,016)	(1,281)	(201)
Comprehensive income attributable to the Company’s shareholders	216,793	298,688	246,844	38,736

Schedule of statements of cash flows
	Year Ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
OPERATING ACTIVITIES
Net income	188,932	268,254	250,989	39,386
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	(193,926)	(271,133)	(251,318)	(39,437)
Compensation expenses associated with stock options	393	(393)	—	—
Changes in operating assets and liabilities:
Other receivables	(4)	26	392	62
Other payables	1,214	(7,707)	(847)	(133)
Net cash (used in) from operating activities	(3,391)	(10,953)	(784)	(122)
Cash flows (used in) generated from investing activities
Purchase of short-term investments	(178,371)	(71,382)	—	—
Changes in investment in subsidiaries and an affiliate	(6,623)	26,195	43,757	6,866
Advances to subsidiaries and affiliates	498,774	660,004	157,582	24,728
Proceeds from disposal of short-term investments	143,581	73,310	—	—
Net cash generated from investing activities	457,361	688,127	201,339	31,594
Cash flows generated from (used in ) financing activities:
Proceeds on exercise of stock options	4	—	—	—
Proceeds of employee and grantee subscriptions	111,304	—	—	—
Dividends paid	(435,072)	(388,499)	(242,518)	(38,057)
Repurchase of ordinary shares from open market	(484,015)	—	—	—
Repayment of subscription from the 521 Plan participants	—	(250,312)	—	—
Net cash generated used in financing activities	(807,779)	(638,811)	(242,518)	(38,057)
Net increase (decrease) in cash and cash equivalents	(353,809)	38,363	(41,963)	(6,585)
Cash and cash equivalents and restricted cash at beginning of year	366,862	32,314	66,345	10,411
Effect of exchange rate changes on cash and cash equivalents	19,261	(4,332)	(9,875)	(1,550)
Cash and cash equivalents and restricted cash at end of the year	32,314	66,345	14,507	2,276